Report of the directors financial review risk report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors (Details) - Market risk - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
+100 basis point parallel shift in yield curves, effect on profit after tax	£ 64	£ 119
+100 basis point parallel shift in yield curves, effect on equity	42	96
-100 basis point parallel shift in yield curves, effect on profit after tax	(136)	(229)
-100 basis point parallel shift in yield curves, effect on equity	(111)	(203)
10% increase in equity prices, effect on profit after tax	52	46
10% increase in equity prices, effect on equity	52	46
10% decrease in equity prices, effect on profit after tax	(54)	(49)
10% decrease in equity prices, effect on equity	£ (54)	£ (49)